CONSOLIDATED STATMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Gold revenue	$ 638,677	$ 683,293
Cost of sales
Production costs (Note 19)	(302,394)	(275,400)
Depreciation and depletion	(160,469)	(172,324)
Royalties and production taxes	(25,530)	(25,493)
Total cost of sales	(488,393)	(473,217)
Gross profit	150,284	210,076
General and administrative	(43,613)	(40,918)
Share-based payments (Note 12)	(18,127)	(13,651)
Gain on sale of Lynn Lake royalty (Note 8)	6,593	0
Write-down of mineral property interests (Note 8)	(4,150)	(5,068)
Loss on sale of mineral properties (Note 8)	0	(9,886)
Provision for non-recoverable input taxes	(2,180)	(2,767)
Foreign exchange losses	(1,012)	(2,737)
Other	(1,145)	(8,791)
Operating income	86,650	126,258
Unrealized loss on fair value of convertible notes (Note 10)	(11,144)	(46,742)
Community relations	(5,512)	(5,051)
Interest and financing expense	(12,906)	(10,184)
Realized loss on derivative instruments (Note 14)	(3,364)	(13,962)
Unrealized gain on derivative instruments (Note 14)	9,684	22,697
Write-down of long-term investments (Note 7)	(1,613)	(2,856)
Other	7,101	(1,630)
Income before taxes	68,896	68,530
Current income tax, withholding and other taxes (Note 16)	(27,500)	(25,064)
Deferred income tax recovery (expense) (Note 16)	20,170	(4,866)
Net income for the year	61,566	38,600
Attributable to:
Net income (loss), attributable to Shareholders of the Company	56,852	39,131
Net income (loss), attributable to Non-controlling interests	$ 4,714	$ (531)
Earnings (loss) per share (attributable to shareholders of the Company)
Basic earnings (loss) per share (attributable to Shareholders of the Company) (in USD per share)	$ 0.06	$ 0.04
Diluted earnings (loss) per share (attributable to Shareholders of the Company) (in USD per share)	$ 0.06	$ 0.04
Weighted average number of common shares outstanding (in thousands)
Weighted average number of common shares outstanding, basic (in shares)	976,366	941,737
Weighted average number of common shares outstanding, diluted (in shares)	991,413	955,145